Equity	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Equity
29.	EQUITY
a.	Share capital
1)	Common stocks

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Number of authorized shares	12,000	12,000
Authorized shares	$120,000	$120,000
Number of issued and paid shares	7,757	7,757
Issued and outstanding shares	$77,574	$77,574

The issued common stocks of a par value at $10 per share entitled the right to vote and receive dividends.

2)	Global depositary receipts

The MOTC and some stockholders sold some common stocks of Chunghwa in an international offering of securities in the form of American Depositary Shares (“ADS”) (one ADS represents 10 common stocks) in July 2003, August 2005, and September 2006.  The ADSs were traded on the New York Stock Exchange since July 17, 2003.  As of December 31, 2017, the outstanding ADSs were 261 million common stocks, which equaled 26 million units and represented 3.36% of Chunghwa’s total outstanding common stocks.

The ADS holders generally have the same rights and obligations as other common stockholders, subject to the provision of relevant laws.  The exercise of such rights and obligations shall comply with the related regulations and deposit agreement, which stipulate, among other things, that ADS holders are entitled to, through deposit agents:

a)	Exercise their voting rights,
b)	Sell their ADSs, and
c)	Receive dividends declared and subscribe to the issuance of new shares.
b.	Additional paid-in capital

The adjustments of additional paid-in capital for the years ended December 31, 2015, 2016 and 2017 were as follows:

	Share Premium	Movements of Additional Paid-in Capital for Associates and Joint Ventures Accounted for Using Equity Method	Movements of Additional Paid-in Capital Arising from Changes in Equities of Subsidiaries	Difference between Consideration Received and Carrying Amount of the Subsidiaries’ Net Assets upon Disposal	Donated Capital	Stockholders’ Contribution Due to Privatization	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2015	$126,045	$—	$14	$—	$13	$20,648	$146,720
Partial disposal of interests in subsidiaries	—	—	—	27	—	—	27
Other changes in additional paid-in capital in subsidiaries	—	—	1	—	—	—	1
Subsidiary purchased its treasury stock	—	—	(15)	—	—	—	(15)
Balance on December 31, 2015	$126,045	$—	$—	$27	$13	$20,648	$146,733
Balance on January 1, 2016	$126,045	$—	$—	$27	$13	$20,648	$146,733
Partial disposal of interests in subsidiaries	—	—	—	58	—	—	58
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	—	—	389	—	—	—	389
Share-based payment transactions of subsidiaries	—	—	—	—	—	—	—
Balance on December 31, 2016	$126,045	$—	$389	$85	$13	$20,648	$147,180
Balance on January 1, 2017	$126,045	$—	$389	$85	$13	$20,648	$147,180
Unclaimed dividend	—	—	—	—	3	—	3
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	—	—	—	—	—	—
Partial disposal of interests in subsidiaries	—	—	1	76	—	—	77
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	—	—	802	—	—	—	802
Other changes in additional paid-in capital in subsidiaries	—	—	—	—	—	—	—
Share-based payment transactions of subsidiaries	—	—	2	—	—	—	2
Treasury stock transfer of subsidiaries	—	—	27	—	—	—	27
Balance on December 31, 2017	$126,045	$—	$1,221	$161	$16	$20,648	$148,091

Additional paid-in capital from share premium, donated capital and the difference between consideration received and the carrying amount of the subsidiaries’ net assets upon disposal may be utilized to offset deficits. Furthermore, when Chunghwa has no deficit, it may be distributed in cash or capitalized, which however is limited to a certain percentage of Chunghwa’s paid-in capital except the additional paid-in capital arising from unclaimed dividend can only be utilized to offset deficits.

The additional paid-in capital from movements of paid-in capital arising from changes in equities of subsidiaries may only be utilized to offset deficits.

Among additional paid-in capital from movements of investments in associates and joint ventures accounted for using equity method, the portion arising from the difference between consideration received and the carrying amount of the subsidiaries’ net assets upon disposal may be utilized to offset deficits; furthermore, when the Company has no deficit, it may be distributed in cash or capitalized. However, other additional paid-in capital recognized in proportion of share ownership may only be utilized to offset deficits.

c.	Retained earnings and dividends policy

In accordance with the amendments to the Company Act of the ROC in May 2015, the recipients of dividends and bonuses are limited to stockholders and do not include employees.  To comply with the above amendments to the Company Act of the ROC, amendments to the policy on dividend distribution and the addition of the policy on distribution of employees’ and directors’ compensation in Chunghwa’s Articles of Incorporation were approved by the stockholders in their meeting on June 24, 2016.

In accordance with the Chunghwa’s amended Articles of Incorporation, Chunghwa must pay all outstanding taxes, offset deficits in prior years and set aside a legal reserve equal to 10% of its net income before distributing a dividend or making any other distribution to stockholders, except when the accumulated amount of such legal reserve equals to Chunghwa’s total issued capital, and depending on its business needs or requirements, may also set aside or reverse special reserves.  No less than 50% of the remaining earnings comprising remaining balance of net income, if any, plus cumulative undistributed earnings shall be distributed as stockholders’ dividends, of which cash dividends to be distributed shall not be less than 50% of the total amount of dividends to be distributed.  If cash dividend to be distributed is less than $0.10 per share, such cash dividend shall be distributed in the form of common stocks.

For the information on compensation to the employees and remuneration to the directors accrued based on the Chunghwa’s amended Articles of Incorporation, please refer to Note 31.g. Employee benefit expenses.

Special reserve was appropriated in accordance with the relevant laws and regulations or as requested by local authority.  Pursuant to existing regulations, Chunghwa is required to set aside additional special reserve equivalent to debit balances under stockholder’s equity.  For subsequent decrease in the deduction amount to stockholder’s equity, the decreased amount could be reversed from the special reserve to retained earnings.

The appropriation for legal reserve shall be made until the accumulated reserve equals the aggregate par value of the outstanding capital stock of Chunghwa.  This reserve can only be used to offset a deficit, or, when the legal reserve has exceeded 25% of Chunghwa’s paid-in capital, the excess may be transferred to capital or distributed in cash.

Except for non-ROC resident stockholders, all stockholders receiving the dividends are entitled to a tax credit equal to their proportionate share of the income tax paid by the Company.

The appropriations of the 2015 and 2016 earnings of Chunghwa approved by the stockholders in their meetings on June 24, 2016 and June 23, 2017 were as follows:

	Appropriation of Earnings		Dividends Per Share
	For Fiscal Year 2015	For Fiscal Year 2016	For Fiscal Year 2015	For Fiscal Year 2016
	NT$	NT$	NT$	NT$
	(In Millions)
Special reserve	$—	$5
Cash dividends	42,551	38,336	$5.4852	$4.9419

The appropriations of earnings for 2017 had been proposed by Chunghwa’s Board of Directors on March 13, 2018.  The appropriations and dividends per share were as follows:

	For Fiscal Year 2017
	Appropriation of Earnings	Dividends Per Share
	NT$	NT$
	(In Millions)
Reversal of special reserve	$5
Cash dividends	37,205	$4.796

The appropriations of earnings for 2017 are subject to the resolution of the stockholders’ meeting planned to be held on June 15, 2018.

d.	Other equity items
1)	Exchange differences arising from the translation of the foreign operations

The exchange differences arising from the translation of the foreign operations from their functional currency to New Taiwan dollars were recognized as exchange differences arising from the translation of the foreign operations in other comprehensive income.

2)	Unrealized gain (loss) on available-for-sale financial assets

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$740	$91	$(51)
Unrealized gain (loss) on available-for-sale financial assets	(670)	(721)	607
Income tax relating to unrealized gain and loss on available-for-sale financial assets	(2)	2	2
Amount reclassified from equity to profit or loss on disposal of available-for-sale financial assets	—	—	—
Amount reclassified from equity to profit or loss on impairment of available-for-sale financial assets	23	577	—
Ending balance	$91	$(51)	$558

Unrealized gain (loss) on available-for-sale financial assets were accumulated gains and losses on the available-for-sale financial assets measured at fair value, which were recognized in other comprehensive income and were included in the calculation of the related disposal gain and loss or impairment loss of such financial assets upon reclassified to profits or losses.

e.	Noncontrolling interests

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$4,924	$5,065	$6,272
Attributable to noncontrolling interests
Net income for the year	813	1,141	1,172
Exchange differences arising from the translation of the foreign operations	(3)	(41)	(12)
Unrealized gain (loss) on available-for-sale financial assets	2	—	(2)
Income tax relating to unrealized gain and loss on available-for-sale financial assets	—	—	1
Remeasurements of defined benefit pension plans	(3)	(18)	(8)
Income tax relating to remeasurements of defined benefit pension plans	1	3	—
Share of other comprehensive income (loss) of associates accounted for using equity method	2	(1)	(2)
Cash dividends distributed by subsidiaries	(350)	(710)	(942)
Partial disposal of interests in subsidiaries	18	25	29
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	—	786	1,750
Other changes in additional paid-in capital of subsidiaries	2	—	—
Share-based payment transactions of subsidiaries	36	17	20
Subsidiary purchased its treasury stock	(416)	—	—
Net increase in noncontrolling interests	39	5	196
Ending balance	$5,065	$6,272	$8,474